Shareholder Report, Average Annual Return (Details) 194909_Aristotle Small Cap Equity Fund_Class I_TSR Annual {Class I}	12 Months Ended	27 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	10.43%	6.88%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	18.09%	16.47%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	25.72%	13.99%